ORGANISATION AND NATURE OF OPERATIONS (Details)			3 Months Ended	9 Months Ended	11 Months Ended
	Mar. 23, 2022 USD ($) $ / shares shares	Aug. 12, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 01, 2022 USD ($)	Mar. 14, 2022 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Cash						$ 95,800,000
Ligand | Avista Public Acquisition Corp. II [Member] | Separation And Distribution Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Percentage of common stock shares issued under distribution	100
Common shares, par value (in dollars per share) | $ / shares	$ 0.001
Capital contributed, net of expenses	$ 15,000,000
Avista Public Acquisition Corp. II [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Condition for future business combination, number of businesses, minimum				1	1
Share issued price per unit | $ / shares		$ 10
Proceeds from sale of warrants		$ 12,350,000
Cash held outside of the Trust Account			$ 19,847	$ 19,847	$ 189,971
Gross proceeds		230,000,000
Maturity term of U.S. government securities				185 days	185 days
Months to complete initial business combination				18 months	18 months
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%	100.00%
Threshold business days for redemption of public shares				10 days	10 days
Maximum net interest to pay dissolution expenses				$ 100,000	$ 100,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Working capital deficit				9,843,540
Maximum additional aggregate purchase price			100,000,000
Amount deposited in an operating account for the working capital needs				$ 2,000,000
Number of additional financing public shares issued upon business combination | shares				21,713,864
Offering costs		13,662,256			13,662,256
Underwriting fees		4,600,000			4,600,000
Deferred underwriting fee payable		8,050,000	$ 4,025,000	$ 4,025,000	8,050,000
Other offering costs		$ 1,012,256			$ 1,012,256
Threshold percentage of public shares subject to redemption without the company's prior written consent					15.00%
Working capital surplus					$ 496,302
Proceeds from the Initial Public offering and sale of the private placement warrants					$ 2,000,000
Avista Public Acquisition Corp. II [Member] | OmniAb
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Business combination shares voted			0.0067%	0.0067%
Avista Public Acquisition Corp. II [Member] | Related Party Loans
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Price of warrant | $ / shares			$ 1.5	$ 1.5	$ 1.5		$ 1.5
Maximum borrowing capacity of related party promissory note			$ 750,000	$ 750,000			$ 750,000
Outstanding balance of related party note			$ 750,000	$ 750,000
Avista Public Acquisition Corp. II [Member] | Amended and Restated Forward Purchase Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Number of warrants issued | shares	1,666,667
Warrant [Member] | Avista Public Acquisition Corp. II [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Gross proceeds					$ 100,000,000
Share price | $ / shares			$ 11.5	$ 11.5	$ 11.5
Private Placement Warrants | Avista Public Acquisition Corp. II [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Price of warrant | $ / shares		$ 1.5
Private Placement Warrants | Avista Public Acquisition Corp. II [Member] | Amended and Restated Forward Purchase Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Proceeds from sale of warrants	$ 15,000,000
IPO [Member] | Avista Public Acquisition Corp. II [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Number of units issued | shares		23,000,000			15,900,000
Share issued price per unit | $ / shares					$ 10
Number of warrants issued | shares		15,900,000
Share price | $ / shares			$ 10.25	$ 10.25	$ 10.25
Months to complete initial business combination				18 months	18 months
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%	100.00%
Minimum net tangible assets upon consummation of the business combination			$ 5,000,001	$ 5,000,001	$ 5,000,001
IPO [Member] | Warrant [Member] | Avista Public Acquisition Corp. II [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Number of units issued | shares					3,333,333
IPO [Member] | Private Placement Warrants | Avista Public Acquisition Corp. II [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Number of units issued | shares					8,233,333
Number of warrants issued | shares		8,233,333
Gross proceeds		$ 235,750,000			$ 235,750,000
Share price | $ / shares		$ 10.25			$ 10.25
Private Placement [Member] | Private Placement Warrants | Avista Public Acquisition Corp. II [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Number of warrants issued | shares		8,233,333			8,233,333
Price of warrant | $ / shares		$ 1.5			$ 1.5
Proceeds from sale of warrants		$ 12,350,000			$ 12,350,000
Over-Allotment Option [Member] | Avista Public Acquisition Corp. II [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Number of units issued | shares		3,000,000
Over-Allotment Option [Member] | Private Placement Warrants | Avista Public Acquisition Corp. II [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Number of warrants issued | shares		900,000
Common Class A [Member] | Avista Public Acquisition Corp. II [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | IPO [Member] | Avista Public Acquisition Corp. II [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Number of units issued | shares		23,000,000
Share issued price per unit | $ / shares		$ 10
Number of shares issued | shares				23,000,000
Proceeds from Issuance Initial Public Offering		$ 230,000,000
Common Class A [Member] | Over-Allotment Option [Member] | Avista Public Acquisition Corp. II [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Number of units issued | shares		3,000,000
APAC Common Stock | OmniAb Inc | Avista Public Acquisition Corp. II [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Number of Class A common stock issued upon conversion of each share (in shares) | shares				1
Number of shares in a unit | shares				1
APAC Common Stock | OmniAb Inc | Avista Public Acquisition Corp. II [Member] | First Requirements
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Volume-weighted average price per share | $ / shares			12.5	$ 12.5
Number of days at volume-weighted average price to trigger vesting				20 days
Number of consecutive days volume-weighted average price to be within				30 days
APAC Common Stock | OmniAb Inc | Avista Public Acquisition Corp. II [Member] | Second Requirements
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Volume-weighted average price per share | $ / shares			$ 15	$ 15
Number of days at volume-weighted average price to trigger vesting				20 days
Number of consecutive days volume-weighted average price to be within				30 days
APAC Common Stock | Warrant [Member] | OmniAb Inc | Avista Public Acquisition Corp. II [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Number of warrants in a unit | shares				1
Earnout Stock | OmniAb Inc | Avista Public Acquisition Corp. II [Member] | First Requirements
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Percent of shares vested upon the combined company's achievement of the post-transaction volume-weighted average price				50.00%
Sponsor | OmniAb Inc | Avista Public Acquisition Corp. II [Member] | Amended and Restated Forward Purchase Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Additional aggregate purchase price				$ 100,000,000
Sponsor | Avista Public Acquisition Corp. II [Member] | Amended and Restated Forward Purchase Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Number of warrants issued | shares	1,500,000
Gross proceeds	$ 15,000,000
Additional aggregate purchase price	$ 86,729,340			$ 100,000,000
Sponsor purchased backstop | shares	8,672,934
Shares backstop warrants | shares	1,445,489
Maximum additional aggregate purchase price	$ 100,000,000
Sponsor | Warrant [Member] | Avista Public Acquisition Corp. II [Member] | Amended and Restated Forward Purchase Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Number of warrants issued | shares	1,666,667		1,666,667	1,666,667
Additional number of warrants | shares	1,666,667
Sponsor | APAC Common Stock | Avista Public Acquisition Corp. II [Member] | Amended and Restated Forward Purchase Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Number of units issued | shares	1,500,000
Number of shares issued | shares				1,500,000
Additional number of common stock | shares	10,000,000
Sponsor | Earnout Stock | Avista Public Acquisition Corp. II [Member] | Sponsor Insider Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Maximum number of shares subject to the price-based vesting conditions | shares			1,916,667	1,916,667